Summary of principal accounting policies - Warranty liability (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Warranty - beginning of year	¥ 0
Provision for warranty	24,422
Warranty costs incurred	(15,423)
Warranty - end of year	8,999
Accruals and Other Current Liabilities
Product warranty accrual, current	7,398
Other Noncurrent Liabilities
Product warranty accrual, noncurrent	¥ 1,601